As filed with the Securities and Exchange Commission on December 13, 2017
1933 Act Registration No. 333-141769
1940 Act Registration No. 811-09257
CIK No. 0001081039
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 20
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 48
LLANY Separate Account S for Flexible Premium Variable Life Insurance
 (Exact Name of Registrant)
Lincoln Corporate Variable 5
Lincoln Corporate Commitment VUL
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
 (Exact Name of Depositor)
100 Madison Street, Suite 1860
 Syracuse, NY 13202
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
 Syracuse, NY 13202
(Name and Address of Agent for Service)
Copy to:
John L. Reizian
The Lincoln National Life Insurance Company
 350 Church Street
Hartford, CT 06103
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
 December 31, 2016 was filed March 27, 2017.
It is proposed that this filing will become effective:
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on May 1, 2017 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be May 1, 2016.

Supplement Dated December 13, 2017
To the Product Prospectuses for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us that, effective February 1, 2018, the name and investment objective of several funds will be changed as follows:

CURRENT FUND NAME	NEW FUND NAME

LVIP Managed Risk Profile 2010 Fund	LVIP T. Rowe Price 2010 Fund
LVIP Managed Risk Profile 2020 Fund	LVIP T. Rowe Price 2020 Fund
LVIP Managed Risk Profile 2030 Fund	LVIP T. Rowe Price 2030 Fund
LVIP Managed Risk Profile 2040 Fund	LVIP T. Rowe Price 2040 Fund
LVIP Managed Risk Profile 2050 Fund	LVIP T. Rowe Price 2050 Fund

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP T. Rowe Price 2010 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.
•	LVIP T. Rowe Price 2020 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.
•	LVIP T. Rowe Price 2030 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.
•	LVIP T. Rowe Price 2040 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.
•	LVIP T. Rowe Price 2050 Fund (Standard Class) – To seek the highest total return over time consistent with an emphasis on both capital growth and income.

In addition, the following funds will be available as new investment options as of February 1, 2018:

Fidelity Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Freedom 2025SM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
•	Fidelity® VIP Freedom 2035SM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
•	Fidelity® VIP Freedom 2045SM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock High Yield V.I. Fund (Class I) – Seeks to maximize total return, consistent with income generation and prudent investment management.

Eaton Vance Variable Trust, advised by Eaton Vance Management
•	Eaton Vance VT Floating-Rate Income Fund (Initial Class) – To provide a high level of current income.

MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Mid Cap Growth Series (Initial Class) – Seeks capital appreciation.

PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT Global (Unhedged) Bond Portfolio (Administrative Class) – Seeks maximum total return, consistent with preservation of capital and prudent investment management.

For complete details relating to these changes, please refer to the Funds' prospectuses.

Please retain this Supplement for future reference.

Part A

 The prospectuses for Lincoln Corporate Variable 5 and Lincoln Corporate Commitment VUL are incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-141769) filed on April 4, 2017 and to the definitive 497 Filing filed on April 28, 2017.

Part B

 The Statements of Additional Information, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of LLANY Separate Account S for Flexible Premium Variable Life Insurance, are incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-141769) filed on April 4, 2017 and to the definitive 497 Filing filed on April 28, 2017.

PART C - OTHER INFORMATION
Item 26. EXHIBITS

(a)	Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account. (1)
(b)	N/A
(c)	Selling Group Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc.(3)

(d)	(1)	Policy Form LN939 NY (11)

(2)	Term Insurance Rider—Policy Form LR526 NY (8)
(3)	Load Amortization Rider—Policy Form LR853 NY (11)
(4)	Change of Insured Employee Benefit Rider—Policy Form LR493 NY (8)
(5)	Adjustable Benefit Enhancement Rider (10)
(6)	Enhanced Surrender Value Rider—Policy Form LR529 NY (8)

(e)	(1)	Application Part I—B58NY (14)

(2)	Application Part II (Corporate/Individual Owner)—B59NY (14)
(3)	Consent Forms B10457NY and B10458NY (14)

(f)	(1)	Articles of Incorporation of Lincoln Life & Annuity Company of New York (2)

(2)	Bylaws of Lincoln Life & Annuity Company of New York (2)

(g)	Reinsurance Contracts (6)
(h)	Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:

(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (9)
(2)	AllianceBernstein Variable Products Series Fund, Inc. (7)
(3)	American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (22)
(4)	American Funds Insurance Series (21)
(5)	BlackRock Variable Series Fund, Inc. (12)
(6)	Delaware VIP Trust (7)
(7)	Deutsche Investments VIT Funds (9)
(8)	Deutsche Variable Series II (13)
(9)	Fidelity Variable Insurance Products (7)
(10)	Franklin Templeton Variable Insurance Products Trust (7)
(11)	Goldman Sachs Variable Insurance Trust (13)
(12)	Ivy Fund Variable Insurance Portfolios (19)
(13)	Janus Aspen Series (17)
(14)	JPMorgan Insurance Trust (21)
(15)	Legg Mason Partners Variable Equity Trust (7)
(16)	Lincoln Variable Insurance Products Trust (18)
(17)	M Fund, Inc. (9)
(18)	MFS Variable Insurance Trust (7)
(19)	Neuberger Berman Advisers Management Trust (9)
(20)	Oppenheimer Variable Account Funds (7)
(21)	PIMCO Variable Insurance Trust (13)
(22)	Putnam Variable Trust (22)

(23)	T. Rowe Price Equity Series, Inc. (15)
(a) Amendment dated March 24, 2014 (20)

(24)	Wells Fargo Variable Trust Funds (16)

(i)	(1)	Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (5)

(2)	Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004. (4)

(j)	Not applicable.
(k)	Opinion and Consent of John L. Reizian, Esq. (Filed Herewith)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.
(o)	Not applicable.
(p)	Not applicable.
(q)	Compliance Procedures (21)

(1)	Incorporated by reference to Initial Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
(2)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 333-77496) filed on April 2, 2007.
(3)	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.
(4)	Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File 333-84684) filed on April 7, 2004.
(5)	Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(6)	Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.
(7)	Incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(8)	Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-107461) filed on July 30, 2003.
(9)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(10)	Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-104719) filed on August 23, 2004.
(11)	Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125794) filed on June 14, 2005.
(12)	Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(13)	Incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(14)	Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141769) filed on April 2, 2009.

(15)	(a)
T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed on September 26, 1996. (Fund Participation Agreement)

(b)
T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-10805) filed on April 16, 2003. (Amendment)

(c)
T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-141755) filed on April 15, 2008. (Amendment dated April 2, 2007)

(d)
T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-141755) filed on April 6, 2012. (Amendment dated February 9, 2011)

(e)
T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-141755) filed on April 6, 2012. (Amendment dated October 10, 2011)

(16) (a)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008. (Fund Participation Agreement)

(b)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-68842) filed on April 27, 2011. (Amendment dated July 16, 2010)
(c)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-68842) filed on April 19, 2013. (Amendment dated April 4, 2012)
(d)	Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141769) filed on April 2, 2014. (Amendment dated November 11, 2013)

(17)	Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.
(18)	Incorporated by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(19)
Ivy Funds Variable Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-193272) filed on May 16, 2014; amendment filed herewith.

(20)	Incorporated by reference to Post-Effective Amendment No. 15 on Form N-6 (File No. 333-141769) filed on April 2, 2015.
(21)	Incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(22)	Incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
George W. Henderson, III Granville Capital 300 North Greene Street Greensboro, NC 27401	Director
Mark E Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 South Crouse Avenue Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, Secretary and General Counsel

*	Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

**	Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

***	Principal business address is 100 North Greene Street, Greensboro, NC 27401
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (Incorporated by reference to Post-Effective Amendment No. 42 on Form N-4 (File No. 333-138190) filed on February 22, 2017).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account S for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment Number 20 to the Registration Statement (File No.: 333-141769; 811-09257; CIK: 0001081039) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 13th day of December, 2017.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

LLANY Separate Account S for Flexible Premium Variable Life Insurance
(Registrant)

/s/ Douglas K. Noble
By _________________________________
Douglas K. Noble
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Douglas K. Noble
By _________________________________
Douglas K. Noble
Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 20 to the Registration Statement (File No.: 333-141769; 811-09257; CIK: 0001081039) has been signed below on December 13, 2017, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                                                                                     Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________                                                                Executive Vice President, Chief Investment Officer and
Ellen G. Cooper                                                                                                                         Director

/s/ Randal J. Freitag *
______________________________                                                                Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag

/s/ George W. Henderson, III *
______________________________                                                               Director
George W. Henderson, III

No longer with the company *
______________________________                                                                 Executive Vice President and Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                                                                   Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                   Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                       Director
Patrick S. Pittard

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement